Income Taxes (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	¥ 667,213	¥ 505,095	¥ 124,051
PRC statutory tax rate	25.00%
Income tax at statutory tax rate	¥ 166,803	126,274	31,013
Expenses not deductible for tax purposes:
Entertainment	1,358	1,411	973
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(8,307)	(826)	(2,750)
Other	1,079	19,689	6,441
Tax exemption and tax relief:
Change in valuation allowance	6,583	578	(1,332)
Uncertain tax provisions		(2,428)	2,424
Effect of utilization of deductible temporary difference previously unrecognized			(12,872)
Deferred income tax for dividend distribution	53,702	16,800
Other	3,368	6,305	3,352
Income tax expense	¥ 224,586	¥ 167,803	¥ 27,249